Business Developments (Pro Forma Statements of Income Related to Acquisition of Danamon (Unaudited)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Statement of income data:
Net interest income	¥ 2,242,799	¥ 2,295,398	¥ 2,230,261
Non-interest income—Total	1,875,695	1,595,244	1,935,091
Net income attributable to Mitsubishi UFJ Financial Group	305,955	718,645	¥ 1,228,160
MUFG Bank's Acquisition of Shares in Bank Danamon in Indonesia [Member] | Pro Forma [Member]
Statement of income data:
Net interest income	119,818	130,540
Non-interest income—Total	30,852	30,857
Net income attributable to Mitsubishi UFJ Financial Group	¥ 3,206	¥ 16,083